Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Total Revenues	$ 2,281,238	$ 614,815
Total cost of revenues	2,323,808	751,422
Gross loss	(42,570)	(136,607)
Selling and marketing expense	1,340	1,760
General and administrative expenses	1,143,582	1,256,867
Share-based compensation	12,355,200	540,000
Provision for credit loss on loans receivable	2,546,467	481,612
Reversal of bad debt provision	(224,745)	3,705,250
Operating expense	15,821,844	5,985,489
Loss before tax	(15,864,414)	(6,122,096)
Non-operating income (expense) items:
Other income (expense), net	28,963	25,523
Interest income	857	3,501
Interest expense	(52,926)	(239,325)
Total Non-operating income (expense)	(23,106)	(210,301)
Loss before income tax	(15,887,520)	(6,332,397)
Income tax		20
Gain/(loss) from discontinued operations	89,743	(216,213)
Net loss	(15,797,777)	(6,548,630)
Less: Loss attributable to non-controlling interest	(8,245)	(10,662)
Net income (loss) attributable to controlling interest	$ (15,789,532)	$ (6,537,968)
Loss per share
Basic and diluted (in Dollars per share)	$ (0.12)	$ (3.44)
Weighted average number of ordinary shares outstanding*
Basic and diluted (in Shares)	135,301,969	1,905,793
Net loss	$ (15,797,777)	$ (6,548,630)
Other comprehensive income
Foreign currency translation income	235,328	671,495
Total comprehensive loss	(15,562,449)	(5,877,135)
Cost of revenues
Revenues		602,241
Total cost of revenues		723,147
Related party
Revenues	2,281,238	12,573
Total Revenues	2,281,238	614,815
Total cost of revenues	$ 2,323,808	$ 28,275